Risk management and financial instruments (Details 5)	12 Months Ended
Dec. 31, 2021 Scenarios
Risk management and financial instruments
Minimum period of past due for considering significant increase of credit risk of trade accounts receivable	30 days
Credit risk
Risk management and financial instruments
Description of concentrations of risk	There is no concentration of transactions with customers and the default level is historically very low.
Minimum period of past due for considering significant increase of credit risk of trade accounts receivable	6 months
Interest rate risk
Risk management and financial instruments
Number of scenarios for the risk of decreasing or increasing of the CDI indexes	3
Interest rate risk | Scenario I Current scenario
Risk management and financial instruments
Average rate for CDI, per year (%)	11.50%
Interest rate risk | Scenario II
Risk management and financial instruments
Percentage of reasonably possible increase (decrease) in associated risk variables	25.00%
Interest rate risk | Scenario III
Risk management and financial instruments
Percentage of reasonably possible increase (decrease) in associated risk variables	50.00%